Segmentation of key figures	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Segmentation of key figures
3. Segmentation of key figures 2022, 2021 and 2020
The businesses of Novartis are divided operationally on a worldwide basis into two identified reporting segments: Innovative Medicines and Sandoz. In addition, we separately report Corporate activities.
Reporting segments are presented in a manner consistent with the internal reporting to the chief operating decision-maker, which is the Executive Committee of Novartis. The reporting segments are managed separately because they each research, develop, manufacture, distribute and sell distinct products that require differing marketing strategies.
The Executive Committee of Novartis is responsible for allocating resources and assessing the performance of the reporting segments.
The reporting segments are as follows:
Innovative Medicines researches, develops, manufactures, distributes and sells patented pharmaceuticals. Effective as of April 4, 2022, the Innovative Medicines Division is organized in two commercial organizational units: Innovative Medicines International and Innovative Medicines US, and is focused on the core therapeutic areas: cardiovascular; immunology; neuroscience; solid tumors and hematology; as well as other promoted brands (in the therapeutic areas of ophthalmology and respiratory) and established brands. Prior to the announcement on April 4, 2022, the Innovative Medicines Division was organized into two global business units: Novartis Oncology and Novartis Pharmaceuticals.
Sandoz develops, manufactures and markets finished dosage form medicines as well as intermediary products including active pharmaceutical ingredients. Sandoz is organized globally into three franchises: Retail Generics, Anti-Infectives and Biopharmaceuticals. In Retail Generics, Sandoz develops, manufactures and markets finished dosage forms of small molecule pharmaceuticals for sale to third parties across a broad range of therapeutic areas, including finished dosage form of anti-infectives sold to third parties. In Anti-Infectives, Sandoz manufactures and supplies active pharmaceutical ingredients and intermediates, mainly antibiotics, for internal use by Retail Generics and for sale to third-party customers. In Biopharmaceuticals, Sandoz develops, manufactures and markets protein- or other biotechnology-based products, including biosimilars, and provides biotechnology manufacturing services to other companies.
Income and expenses relating to Corporate include the costs of the Group headquarters and those of corporate coordination functions in major countries. In addition, Corporate includes other items of income and expense that are not attributable to specific segments, such as certain revenues from intellectual property rights, certain expenses related to post-employment benefits, environmental remediation liabilities, charitable activities, donations and sponsorships. Usually, no allocation of Corporate items is made to the segments. As a result, Corporate assets and liabilities principally consist of net debt (cash and cash equivalents, marketable securities less financial debts), investments in associated companies, and current and deferred taxes and non-segment-specific environmental remediation and post-employment benefit liabilities.
Our divisions are supported by Novartis Institutes for BioMedical Research, Global Drug Development, and the Operations unit.
• The Novartis Institutes for BioMedical Research (NIBR) conducts research activities for the Innovative Medicines Division and also collaborates with Sandoz.
• The Global Drug Development organization oversees all drug development activities for our Innovative Medicines Division and collaborates with our Sandoz Division on the development of its biosimilars portfolio.
• The Operations unit, combines the Novartis Technical Operations (NTO) and Customer & Technology Solutions (CTS), following the internal reorganization announced on April 4, 2022. The Operations unit manages our manufacturing operations across our Innovative Medicines and Sandoz Divisions, and delivers business support services across the Group, such as information technology, real estate and facility services and procurement.
The accounting policies mentioned in Note 1 are used in the reporting of segment results. Inter-segmental sales are made at amounts that are considered to approximate arm’s length transactions. The Executive Committee of Novartis evaluates segmental performance and allocates resources among the segments based on a number of measures, including net sales to third parties, operating income and net operating assets. Segment net operating assets consist primarily of property, plant and equipment; right-of-use assets; intangible assets; goodwill; inventories; and trade and other operating receivables less operating liabilities.
Segmentation – consolidated income statements
	Innovative Medicines		Sandoz		Corporate (including eliminations)[1]		Group

(USD millions)	2022	2021	2022	2021	2022	2021	2022	2021

Net sales to third parties	41 296	41 995	9 249	9 631			50 545	51 626

Sales to other segments	825	795	205	180	-1 030	-975

Net sales	42 121	42 790	9 454	9 811	-1 030	-975	50 545	51 626

Other revenues	1 249	1 179	28	61	6	11	1 283	1 251

Cost of goods sold	-11 569	-11 751	-4 978	-5 147	1 061	1 031	-15 486	-15 867

Gross profit	31 801	32 218	4 504	4 725	37	67	36 342	37 010

Selling, general and administration	-11 679	-12 306	-2 062	-2 062	-512	-518	-14 253	-14 886

Research and development	-9 172	-8 641	-824	-899			-9 996	-9 540

Other income	531	1 149	103	233	171	470	805	1 852

Other expense	-2 695	-1 732	-273	-397	-733	-618	-3 701	-2 747

Operating income	8 786	10 688	1 448	1 600	-1 037	-599	9 197	11 689

(Loss)/income from associated companies	-2	5	2	2	-9	15 332	-9	15 339

Interest expense							-837	-811

Other financial income and expense							20	-80

Income before taxes							8 371	26 137

Income taxes							-1 416	-2 119

Net income							6 955	24 018

Attributable to:
Shareholders of Novartis AG							6 955	24 021

Non-controlling interests							0	-3

Included in net income are:
Interest income							379	71

Depreciation of property, plant and equipment	-837	-859	-204	-210	-122	-139	-1 163	-1 208

Depreciation of right-of-use assets	-252	-265	-33	-39	-15	-14	-300	-318

Amortization of intangible assets	-3 728	-3 638	-222	-238	-32	-27	-3 982	-3 903

Impairment charges on property, plant and equipment, net	-407	-271		-9		-1	-407	-281

Impairment of right-of-use assets	-3						-3

Impairment charges on intangible assets, net	-1 299	-367	-25	-28	-2	-8	-1 326	-403

Impairment charges and fair value changes on financial assets, net	-134	43			-126	-5	-260	38

Additions to restructuring provisions	-1 069	-240	-40	-62	-259	-26	-1 368	-328

Equity-based compensation of Novartis equity plans	-706	-721	-62	-65	-280	-193	-1 048	-979

[1] Eliminations mainly relate to the elimination of sales to other segments and the corresponding cost of goods sold.

	Innovative Medicines		Sandoz		Corporate (including eliminations)[1]		Group

(USD millions)	2021	2020	2021	2020	2021	2020	2021	2020

Net sales to third parties	41 995	39 013	9 631	9 646			51 626	48 659

Sales to other segments	795	792	180	189	-975	-981

Net sales	42 790	39 805	9 811	9 835	-975	-981	51 626	48 659

Other revenues	1 179	1 018	61	53	11	168	1 251	1 239

Cost of goods sold	-11 751	-10 927	-5 147	-5 252	1 031	1 058	-15 867	-15 121

Gross profit	32 218	29 896	4 725	4 636	67	245	37 010	34 777

Selling, general and administration	-12 306	-11 657	-2 062	-2 076	-518	-464	-14 886	-14 197

Research and development	-8 641	-8 118	-899	-862			-9 540	-8 980

Other income	1 149	922	233	176	470	644	1 852	1 742

Other expense	-1 732	-1 871	-397	-831	-618	-488	-2 747	-3 190

Operating income	10 688	9 172	1 600	1 043	-599	-63	11 689	10 152

Income from associated companies	5	1	2	2	15 332	670	15 339	673

Interest expense							-811	-869

Other financial income and expense							-80	-78

Income before taxes							26 137	9 878

Income taxes							-2 119	-1 807

Net income							24 018	8 071

Attributable to:
Shareholders of Novartis AG							24 021	8 072

Non-controlling interests							-3	-1

Included in net income are:
Interest income							71	91

Depreciation of property, plant and equipment	-859	-912	-210	-282	-139	-124	-1 208	-1 318

Depreciation of right-of-use assets	-265	-273	-39	-41	-14	-16	-318	-330

Amortization of intangible assets	-3 638	-3 080	-238	-370	-27	-12	-3 903	-3 462

Impairment charges on property, plant and equipment, net	-271	-324	-9	-116	-1		-281	-440

Impairment charges on intangible assets, net	-367	-768	-28	-141	-8	-5	-403	-914

Impairment charges and fair value changes on financial assets, net	43	153			-5	182	38	335

Additions to restructuring provisions	-240	-217	-62	-98	-26	-39	-328	-354

Equity-based compensation of Novartis equity plans	-721	-714	-65	-64	-193	-180	-979	-958

[1] Eliminations mainly relate to the elimination of sales to other segments and the corresponding cost of goods sold.

Segmentation – consolidated balance sheets
	Innovative Medicines		Sandoz		Corporate (including eliminations)[1]		Group

(USD millions)	2022	2021	2022	2021	2022	2021	2022	2021

Total assets	75 510	79 220	16 078	16 192	25 865	36 383	117 453	131 795

Total liabilities	-16 966	-15 929	-3 710	-3 632	-37 354	-44 412	-58 030	-63 973

Total equity							59 423	67 822

Net debt [2]					7 245	868	7 245	868

Net operating assets	58 544	63 291	12 368	12 560	-4 244	-7 161	66 668	68 690

Included in assets and liabilities are:
Total property, plant and equipment	8 488	9 168	1 861	1 901	415	476	10 764	11 545

Additions to property, plant and equipment [3]	842	991	292	349	85	90	1 219	1 430

Total right-of-use assets	1 233	1 349	90	104	108	108	1 431	1 561

Additions to right-of-use assets [3]	196	222	31	26	20	73	247	321

Total goodwill and intangible assets	51 357	53 919	9 230	9 603	358	255	60 945	63 777

Additions to goodwill and intangible assets [3]	1 791	1 491	163	102	139	143	2 093	1 736

Total investment in associated companies	107	170	9	7	27	28	143	205

Additions to investment in associated companies	25	24			13	19	38	43

Cash and cash equivalents, marketable securities, commodities, time deposits and derivative financial instruments					18 930	28 329	18 930	28 329

Financial debts and derivative financial instruments					26 175	29 197	26 175	29 197

Current income tax liabilities and deferred tax liabilities					5 219	5 485	5 219	5 485

[1] Eliminations mainly relate to the elimination of intercompany receivables and payables to other segments and inventories
[2] Note 29 provides additional disclosures related to net debt
[3] Excluding the impact of business acquisitions
The following table shows countries that accounted for more than 5% of at least one of the respective Group totals, as well as regional information for net sales to third parties for the years ended December 31, 2022, 2021 and 2020, and for selected non-current assets for the years ended December 31, 2022 and 2021:
	Net sales to third parties[1]						Total of selected non-current assets[2]

(USD millions)	2022	%	2021	%	2020	%	2022	%	2021	%

Country
Switzerland	970	2	873	2	800	2	23 708	32	25 770	33

United States	17 653	35	16 818	33	16 484	34	35 353	48	37 054	48

France	2 257	4	2 522	5	2 442	5	3 188	4	3 615	5

Germany	4 278	8	4 870	9	4 518	9	2 229	3	2 378	3

China	3 128	6	3 052	6	2 573	5	599	1	703	1

Japan	2 205	4	2 683	5	2 804	6	165		217

Other	20 054	41	20 808	40	19 038	39	8 241	12	7 351	10

Group	50 545	100	51 626	100	48 659	100	73 483	100	77 088	100

Region
Europe	18 467	37	20 197	39	18 715	38	35 896	49	37 525	49

Americas	21 536	42	20 463	40	19 725	41	35 806	49	37 522	49

Asia/Africa/Australasia	10 542	21	10 966	21	10 219	21	1 781	2	2 041	2

Group	50 545	100	51 626	100	48 659	100	73 483	100	77 088	100

[1] Net sales to third parties by location of customer
[2] Total of property, plant and equipment; right-of-use assets; goodwill; intangible assets; investment in associated companies and other non-current assets excluding post-employment benefit assets
The Group’s largest, second-largest and third-largest customers account for approximately 16%, 11% and 7% of net sales to third parties, respectively (2021: 17%, 11% and 6%, respectively; 2020: 17%, 11% and 6%, respectively). All segments had sales to these customers in 2022, 2021 and 2020.
The highest amounts of trade receivables outstanding were for these same three customers and amounted to approximately 16%, 14% and 7%, respectively, of the trade receivables at December 31, 2022 (2021: 16%, 12% and 7%, respectively).
Segmentation – net sales to third parties
Net sales to third parties by region[1]
	2022 USD m	2021 USD m	Change (2021 to 2022) USD %	2020 USD m	Change (2020 to 2021) USD %

Innovative Medicines
Europe	13 554	14 919	-9	13 484	11

US	15 899	14 999	6	14 342	5

Asia/Africa/Australasia	8 929	9 304	-4	8 718	7

Canada and Latin America	2 914	2 773	5	2 469	12

Total	41 296	41 995	-2	39 013	8

Of which in Established Markets	30 548	31 459	-3	29 643	6

Of which in Emerging Growth Markets	10 748	10 536	2	9 370	12

Sandoz
Europe	4 913	5 278	-7	5 231	1

US	1 754	1 819	-4	2 142	-15

Asia/Africa/Australasia	1 613	1 662	-3	1 501	11

Canada and Latin America	969	872	11	772	13

Total	9 249	9 631	-4	9 646	0

Of which in Established Markets	6 460	6 855	-6	7 089	-3

Of which in Emerging Growth Markets	2 789	2 776	0	2 557	9

Group
Europe	18 467	20 197	-9	18 715	8

US	17 653	16 818	5	16 484	2

Asia/Africa/Australasia	10 542	10 966	-4	10 219	7

Canada and Latin America	3 883	3 645	7	3 241	12

Total	50 545	51 626	-2	48 659	6

Of which in Established Markets	37 008	38 314	-3	36 732	4

Of which in Emerging Growth Markets	13 537	13 312	2	11 927	12

[1] Net sales to third parties by location of customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

Innovative Medicines Division net sales to third parties by core therapeutic area; other promoted brands; and established brands
	2022 USD m	2021 USD m1	Change (2021 to 2022) USD %	2020 USD m1	Change (2020 to 2021) USD %

Cardiovascular
Entresto	4 644	3 548	31	2 497	42

Leqvio	112	12	nm		nm

Total Cardiovascular	4 756	3 560	34	2 497	43

Immunology
Cosentyx	4 788	4 718	1	3 995	18

Xolair [2]	1 365	1 428	-4	1 251	14

Ilaris	1 133	1 059	7	873	21

Other	1		nm		nm

Total Immunology	7 287	7 205	1	6 119	18

Neuroscience
Gilenya	2 013	2 787	-28	3 003	-7

Zolgensma	1 370	1 351	1	920	47

Kesimpta	1 092	372	194	15	nm

Mayzent	357	281	27	170	65

Aimovig	218	215	1	164	31

Other	1	1	0		nm

Total Neuroscience	5 051	5 007	1	4 272	17

Solid Tumors
Tafinlar + Mekinist	1 770	1 693	5	1 542	10

Kisqali	1 231	937	31	687	36

Votrient	474	577	-18	635	-9

Lutathera	471	475	-1	445	7

Piqray	373	329	13	320	3

Pluvicto	271		nm	2	nm

Tabrecta	133	90	48	35	157

Total Solid Tumors	4 723	4 101	15	3 666	12

Hematology
Promacta/Revolade	2 088	2 016	4	1 738	16

Tasigna	1 923	2 060	-7	1 958	5

Jakavi	1 561	1 595	-2	1 339	19

Kymriah	536	587	-9	474	24

Adakveo	194	164	18	105	56

Scemblix	149	7	nm		nm

Other	1	1	0	3	-67

Total Hematology	6 452	6 430	0	5 617	14

	2022 USD m	2021 USD m1	Change (2021 to 2022) USD %	2020 USD m1	Change (2020 to 2021) USD %

Other Promoted Brands
Lucentis	1 874	2 160	-13	1 933	12

Xiidra	487	468	4	376	24

Ultibro Group	479	584	-18	623	-6

Beovu	203	186	9	190	-2

Other respiratory	84	53	58	26	104

Total Other Promoted Brands	3 127	3 451	-9	3 148	10

Total Promoted Brands	31 396	29 754	6	25 319	18

Established Brands
Sandostatin	1 238	1 413	-12	1 439	-2

Galvus Group	859	1 092	-21	1 199	-9

Gleevec/Glivec	745	1 024	-27	1 188	-14

Exforge Group	743	901	-18	980	-8

Diovan Group	652	773	-16	1 003	-23

Afinitor/Votubia	512	938	-45	1 083	-13

Voltaren/Cataflam	334	373	-10	360	4

Zortress/Certican	329	431	-24	452	-5

Exjade/Jadenu	323	563	-43	653	-14

Neoral/Sandimmun(e)	310	368	-16	393	-6

Contract manufacturing	214	108	98		nm

Other	3 641	4 257	-14	4 944	-14

Total Established Brands	9 900	12 241	-19	13 694	-11

Total division net sales to third parties	41 296	41 995	-2	39 013	8

[1] Reclassified to reflect the new Innovative Medicines divisional structures announced on April 4, 2022
[2] Net sales to third parties reflect Xolair sales for all indications.

Net sales to third parties of the top 20 Innovative Medicines Division brands in 2022
Brands	Brand classification by therapeutic area, other promoted brands or established brands	Key indications	US USD m	Rest of world USD m	Total USD m

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA)	2 770	2 018	4 788

Entresto	Cardiovascular	Chronic heart failure, hypertension	2 354	2 290	4 644

Promacta/Revolade	Hematology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	1 083	1 005	2 088

Gilenya	Neuroscience	Relapsing multiple sclerosis (RMS)	1 153	860	2 013

Tasigna	Hematology	Chronic myeloid leukemia (CML)	877	1 046	1 923

Lucentis	Other Promoted Brands	Age-related macular degeneration (AMD), diabetic macular edema (DME), retinal vein occlusion (RVO)		1 874	1 874

Tafinlar + Mekinist	Solid Tumors	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC), tumor agnostic with BRAF mutation indication	678	1 092	1 770

Jakavi	Hematology	Myelofibrosis (MF), polycytomia vera (PV), graft-versus-host disease (GvHD)		1 561	1 561

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	434	936	1 370

Xolair [1]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps		1 365	1 365

Sandostatin	Established Brands	Carcinoid tumors, acromegaly	800	438	1 238

Kisqali	Solid Tumors	HR+/HER2- metastatic breast cancer	472	759	1 231

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	570	563	1 133

Kesimpta	Neuroscience	Relapsing-remitting multiple sclerosis (RRMS)	921	171	1 092

Galvus Group	Established Brands	Type 2 diabetes		859	859

Gleevec/Glivec	Established Brands	Chronic myeloid leukemia (CML), gastrointestinal stromal tumors (GIST)	205	540	745

Exforge Group	Established Brands	Hypertension	14	729	743

Diovan Group	Established Brands	Hypertension	55	597	652

Kymriah	Hematology	r/r pediatric and young adults acute lymphoblastic leukemia (ALL), diffuse large B-cell lymphoma (DLBCL), follicular lymphoma (FL)	196	340	536

Afinitor/Votubia	Established Brands	Breast cancer/ tuberous sclerosis complex (TSC)	171	341	512

Top 20 brands total			12 753	19 384	32 137

Rest of portfolio			3 146	6 013	9 159

Total division net sales to third parties			15 899	25 397	41 296

[1] Net sales to third parties reflect Xolair sales for all indications.
Net sales to third parties of the top 20 Innovative Medicines Division brands in 2021
Brands	Brand classification by therapeutic area, other promoted brands or established brands[1]	Key indications	US USD m	Rest of world USD m	Total USD m

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA), non-radiographic axial spondyloarthritis (nr-axSPA)	2 883	1 835	4 718

Entresto	Cardiovascular	Chronic heart failure	1 712	1 836	3 548

Gilenya	Neuroscience	Relapsing multiple sclerosis (RMS)	1 427	1 360	2 787

Lucentis	Other Promoted Brands	Age-related macular degeneration (AMD)		2 160	2 160

Tasigna	Hematology	Chronic myeloid leukemia (CML)	882	1 178	2 060

Promacta/Revolade	Hematology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	947	1 069	2 016

Tafinlar + Mekinist	Solid Tumors	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC)	606	1 087	1 693

Jakavi	Hematology	Myelofibrosis (MF), polycythemia vera (PV)		1 595	1 595

Xolair [2]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU), nasal polyps		1 428	1 428

Sandostatin	Established Brands	Carcinoid tumors, acromegaly	843	570	1 413

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	469	882	1 351

Galvus Group	Established Brands	Type 2 diabetes		1 092	1 092

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD, gout)	501	558	1 059

Gleevec/Glivec	Established Brands	Chronic myeloid leukemia (CML), gastrointestinal stromal tumors (GIST)	263	761	1 024

Afinitor/Votubia	Established Brands	Breast cancer/ tuberous sclerosis complex (TSC)	521	417	938

Kisqali	Solid Tumors	HR+/HER2- metastatic breast cancer	339	598	937

Exforge Group	Established Brands	Hypertension	14	887	901

Diovan Group	Established Brands	Hypertension	51	722	773

Kymriah	Hematology	r/r pediatric and young adults acute lymphoblastic leukemia (ALL), diffuse large B-cell lymphoma (DLBCL)	230	357	587

Ultibro Group	Other Promoted Brands	Cronic obstructive pulmonary disease (COPD)		584	584

Top 20 products total			11 688	20 976	32 664

Rest of portfolio			3 311	6 020	9 331

Total division net sales to third parties			14 999	26 996	41 995

[1] Brand classifications have been changed to reflect the new Innovative Medicines divisional structures announced on April 4, 2022.
[2] Net sales to third parties reflect Xolair sales for all indications.
Net sales to third parties of the top 20 Innovative Medicines Division brands in 2020
Brands	Brand classification by therapeutic area, other promoted brands or established brands[1]	Key indications	US USD m	Rest of world USD m	Total USD m

Cosentyx	Immunology	Psoriasis (PsO), ankylosing spondylitis (AS), psoriatic arthritis (PsA)	2 516	1 479	3 995

Gilenya	Neuroscience	Relapsing multiple sclerosis (RMS)	1 562	1 441	3 003

Entresto	Cardiovascular	Chronic heart failure	1 277	1 220	2 497

Tasigna	Hematology	Chronic myeloid leukemia (CML)	859	1 099	1 958

Lucentis	Other Promoted Brands	Age-related macular degeneration (AMD)		1 933	1 933

Promacta/Revolade	Hematology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	833	905	1 738

Tafinlar + Mekinist	Solid Tumors	BRAF V600+ metastatic adjuvant melanoma, advanced non-small cell lung cancer (NSCLC)	569	973	1 542

Sandostatin	Established Brands	Carcinoid tumors, acromegaly	837	602	1 439

Jakavi	Hematology	Myelofibrosis (MF), polycythemia vera (PV)		1 339	1 339

Xolair [2]	Immunology	Severe allergic asthma (SAA), chronic spontaneous urticaria (CSU)		1 251	1 251

Galvus Group	Established Brands	Type 2 diabetes		1 199	1 199

Gleevec/Glivec	Established Brands	Chronic myeloid leukemia (CML), gastrointestinal stromal tumors (GIST)	315	873	1 188

Afinitor/Votubia	Established Brands	Breast cancer/ tuberous sclerosis complex (TSC)	644	439	1 083

Diovan Group	Established Brands	Hypertension	124	879	1 003

Exforge Group	Established Brands	Hypertension	16	964	980

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	459	461	920

Ilaris	Immunology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD gout)	400	473	873

Kisqali	Solid Tumors	HR+/HER2- metastatic breast cancer	318	369	687

Exjade/Jadenu	Established Brands	Chronic iron overload	138	515	653

Votrient	Solid Tumors	Renal cell carcinoma (RCC)	259	376	635

Top 20 products total			11 126	18 790	29 916

Rest of portfolio			3 216	5 881	9 097

Total division net sales to third parties			14 342	24 671	39 013

[1] Brand classifications have been changed to reflect the new Innovative Medicines divisional structures announced on April 4, 2022.
[2] Net sales to third parties reflect Xolair sales for all indications.
Sandoz Division net sales to third parties by business franchise
	2022 USD m	2021 USD m	Change (2021 to 2022) USD %	2020 USD m	Change (2020 to 2021) USD %

Retail Generics [1]	6 776	7 092	-4	7 244	-2

Biopharmaceuticals	2 093	2 116	-1	1 928	10

Anti-Infectives [1]	380	423	-10	474	-11

Total division net sales to third parties	9 249	9 631	-4	9 646	0

[1] Sandoz total anti-infectives net sales to third parties amounted to USD 1.2 billion (2021: USD 1.1 billion; 2020: USD 1.2 billion), of which USD 777 million (2021: USD 707 million; 2020: USD 694 million) is sold through the Retail Generics business franchise and USD 380 million (2021: USD 423 million; 2020: USD 474 million) is sold to other third-party companies through the Anti-Infectives business franchise.

The product portfolio of Sandoz is widely spread in 2022, 2021 and 2020.
Segmentation – other revenue
	Innovative Medicines			Sandoz			Corporate (including eliminations)			Group

(USD millions)	2022	2021	2020	2022	2021	2020	2022	2021	2020	2022	2021	2020

Profit-sharing income	921	873	835							921	873	835

Royalty income	28	74	107	18	24	25	6	11	168	52	109	300

Milestone income	145	127	39	3	28	11				148	155	50

Other [1]	155	105	37	7	9	17				162	114	54

Total other revenues	1 249	1 179	1 018	28	61	53	6	11	168	1 283	1 251	1 239

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales to third parties.